Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018
Cash equivalent, Maturity period (months)	3 months
Derivatives, Term of contracts (months)	3 months
Minimum
Operating Lease, Right-of-Use Asset	$ 500
Maximum
Operating Lease, Right-of-Use Asset	$ 600
Buildings and Leasehold Improvements | Minimum
Property, plant and equipment, Useful Lives (years)	15 years
Buildings and Leasehold Improvements | Maximum
Property, plant and equipment, Useful Lives (years)	40 years
Machinery and Equipment | Minimum
Property, plant and equipment, Useful Lives (years)	3 years
Machinery and Equipment | Maximum
Property, plant and equipment, Useful Lives (years)	10 years
Distributor Credit and Sales Return Allowances
Allowances for sales returns and distributor credit allowances	$ 178	$ 161